Note 3 - Management of Financial Risks and Fair Value (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Cash, cash equivalents and short-term investments	€ 218,865	€ 167,531	€ 116,110
Percentage of revenue denominated in US dollars	100.00%	100.00%	100.00%
Percentage of payments in US dollars	15.10%	31.90%	64.10%